Accrued Expenses and Other Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Other Liabilities [Line Items]
Bills payable	₨ 60,853.2	$ 976.6	₨ 56,112.0
Remittances in transit	17,791.9	285.5	22,174.7
Accrued expenses	20,468.3	328.5	20,591.7
New account deposits	12,966.3	208.1	7,073.8
Accounts payable	26,785.7	429.9	64,086.3
Derivatives	71,767.5	1,151.8	124,176.3
Others	40,288.7	646.7	54,472.9
Total	₨ 250,921.6	$ 4,027.1	₨ 348,687.7